Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of deferred taxes

	2020	2019

Net operating loss carry-forward	$1,313,000	$1,419,000

Less: valuation allowance	(1,313,000)	(1,419,000)

Net deferred tax asset	$—	$—

Schedule of expected income tax expense (benefit)

	Year Ended December 31,
	2020	2019
Expected income tax benefit (loss) at statutory rate of 21%	$79,000	$22,000
State and local tax benefit (loss), net of federal	27,000	7,500
	(106,000)
Change in valuation account	(4,000)	(29,500)
Income tax expense (benefit)	$—	$—